Taxes - Income tax - Additional information (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 13, 2020	Apr. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Disclosure of subsidiaries [line items]
Current tax					€ 1,001
Tax dispute for fiscal years 2005-2006	€ 2,246				2,246
Tax expense in absence of tax income related to the tax dispute					€ (1,397)
Corporate tax rate originally planned (as a percent)					17.00%
Corporate tax rate (as a percent)					19.00%
Increase of deferred tax liabilities					€ (63)
Interest related to tax income related to the tax dispute in France for fiscal years 2005-2006	646
Current tax expense					1,001
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax					444	€ 559	€ 595
Tax dispute for fiscal years 2005-2006	€ 2,246,000				2,246
Tax expense in absence of tax income related to the tax dispute					€ (690)
Corporate tax rate originally planned (as a percent)					32.02%	32.02%
Corporate tax rate (as a percent)			25.82%		32.02%	34.43%	34.43%
Increase (decrease) in current tax expense (income) due to change in applicable tax rate					€ 36
Additional tax expense due to the exceptional surtax						€ 35
Percentage of taxable income (as a percent)						100.00%
Principal and late payment interest claimed								€ 2,100
Current tax expense					444	€ 559	€ 595
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax					€ 40	84	65
Corporate tax rate (as a percent)					25.00%
Percentage of taxable income restriction (as a percent)					25.00%
Deferred tax charge					€ 102	42	86
Current tax expense					€ 40	84	65
Spain subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)					75.00%
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax					€ 343	294	258
Current tax expense					343	294	258
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax					€ 75	66	66
Corporate tax rate (as a percent)		19.00%			19.00%
Current tax expense					€ 75	€ 66	€ 66
Subsequent event [member] | France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate originally planned (as a percent)			25.82%	28.41%
Corporate tax rate (as a percent)			25.82%
SENEGAL
Disclosure of subsidiaries [line items]
Current tax					€ 54
Corporate tax rate (as a percent)					30.00%
Current tax expense					€ 54
MALI
Disclosure of subsidiaries [line items]
Current tax					€ 62
Corporate tax rate (as a percent)					30.00%
Current tax expense					€ 62
GUINEA
Disclosure of subsidiaries [line items]
Current tax					€ 47
Corporate tax rate (as a percent)					35.00%
Current tax expense					€ 47
Cte d'Ivoire
Disclosure of subsidiaries [line items]
Current tax					€ 77
Corporate tax rate (as a percent)					30.00%
Current tax expense					€ 77